Other Liabilities - Schedule of Other Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) mine	Dec. 31, 2020 CAD ($)
Other Commitments [Line Items]
Employee future benefits (Note 23)	$ 740	$ 905
AROs (Note 3)	184	130
Customer and other deposits	99	132
Stock-based compensation plans (Note 20)	96	86
Manufactured gas plant site remediation	83	69
Deferred compensation plan (Note 9)	50	43
Mine reclamation obligations	44	47
Retail energy contract	40	46
Operating leases	32	33
Derivatives (Note 25)	7	50
Other	34	58
Other liabilities	1,409	$ 1,599
Central Hudson
Other Commitments [Line Items]
Remediation cost obligation	91
Central Hudson | Accounts payable and other current liabilities
Other Commitments [Line Items]
Remediation cost obligation	$ 8
TEP | Coal mine reclamation
Other Commitments [Line Items]
Number of mines | mine	2
Environmental exit costs, estimated reclamation costs	$ 56
FortisAlberta
Other Commitments [Line Items]
Retail energy contract period		8 years